OPTIONS AND WARRANTS (Details) - Schedule of Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques (USD $)	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2015
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Estimated fair value of the Company’s common stock (in Dollars per share)	$ 2.09	$ 2.40
Warrant [Member] | Private Placement [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Dividend yield:	0.00%
Volatility	123.30%
Risk free rate:	0.72%
Expected life:	5 years
Estimated fair value of the Company’s common stock (in Dollars per share)	$ 2.09
Private Placement [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Estimated fair value of the Company’s common stock (in Dollars per share)	$ 2.80	$ 2.40